Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 01, 2016
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
UBS Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
UBS Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	UTBCX
UBS Total Return Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX